TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables and other

As at December 31
($ millions)	2021	2020
Trade receivables from customers	750	578
Other receivables	30	60
Prepayments	32	24
Total trade receivables and other	812	662